TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Trade Receivables and Other Current Assets [Abstract]
Schedule of Brookfield Renewables Trade Receivables and Other Current Assets
Brookfield Renewable’s trade receivables and other current assets as at December 31 are as follows:

(MILLIONS)	2025	2024
Trade receivables	$920	$808
Prepaids and other	207	174
Sales tax receivables	208	193
Inventory	177	154
Tax receivables	377	91
Deposits and advances	142	200
Collateral deposits(1)	151	197
Current portion of contract asset	74	65
Other short-term receivables	286	242
	$2,542	$2,124
(1)Collateral deposits are related to energy derivative contracts that Brookfield Renewable enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of Brookfield Renewable's risk management strategy.